ORGANIZATION AND NATURE OF BUSINESS	3 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF BUSINESS	ORGANIZATION AND NATURE OF BUSINESS
Nature of Business and Operations
Securitize Holdings, Inc. (the “Company”) was incorporated in Delaware on October 17, 2025, as a wholly owned holding company of Securitize, Inc. The Company was formed for the purpose of facilitating future corporate structuring and financing transactions. As of March 31, 2026, the Company had no operations other than its formation and the issuance of 10,000 shares of common stock to Securitize, Inc. for total consideration of $1.
Pending Business Combination
Consistent with its purpose of facilitating future corporate structuring and financing transactions, on October 27, 2025, the Company, Securitize, Cantor Equity Partners II, Inc. (“CEPT”), a special purpose acquisition company, and certain merger subsidiaries entered into a Business Combination Agreement (the “Business Combination Agreement”) to effect a business combination between CEPT and Securitize (the “Business Combination”).
The Business Combination is expected to be completed through a series of transactions, including (i) the merger of CEPT with a subsidiary of the Company to be formed prior to closing, with CEPT shareholders receiving shares of the Company’s common stock, and (ii) a subsequent merger of a CEPT subsidiary with and into Securitize, with Securitize continuing as the surviving entity and becoming a wholly owned subsidiary of the Company. Upon completion of these transactions, the Company will become the publicly traded parent company of Securitize.
In connection with the Business Combination, certain investors have agreed to subscribe for an aggregate of 22,500,000 shares at a purchase price of $10.00 per share in a private placement (the “PIPE Investment”), for total expected gross proceeds of approximately $225 million, subject to the terms and conditions of the applicable subscription agreements.
The consummation of the Business Combination is subject to customary closing conditions, including approval by CEPT’s shareholders and other regulatory approvals. Upon closing, existing equity holders of CEPT and Securitize will hold equity interests in the Company. There can be no assurance that the Business Combination will be completed on the terms currently contemplated or at all.
ORGANIZATION AND NATURE OF BUSINESS
Nature of Business and Operations
Securitize Holdings, Inc. (the “Company”) was incorporated in Delaware on October 17, 2025, as a wholly owned holding company of Securitize, Inc. The Company was formed for the purpose of facilitating future corporate structuring and financing transactions. As of December 31, 2025, the Company had no operations other than its formation and the issuance of 10,000 shares of common stock to Securitize, Inc. for total consideration of $1.
Pending Business Combination
Consistent with its purpose of facilitating future corporate structuring and financing transactions, on October 27, 2025, the Company, Securitize, Cantor Equity Partners II, Inc. (“CEPT”), a special purpose acquisition company, and certain merger subsidiaries entered into a Business Combination Agreement (the “Business Combination Agreement”) to effect a business combination between CEPT and Securitize (the “Business Combination”).
The Business Combination is expected to be completed through a series of transactions, including (i) the merger of CEPT with a subsidiary of the Company to be formed prior to closing, with CEPT shareholders receiving shares of the Company’s common stock, and (ii) a subsequent merger of a CEPT subsidiary with and into Securitize, with Securitize continuing as the surviving entity and becoming a wholly owned subsidiary of the Company. Upon completion of these transactions, the Company will become the publicly traded parent company of Securitize.
In connection with the Business Combination, certain investors have agreed to subscribe for an aggregate of 22,500,000 shares at a purchase price of $10.00 per share in a private placement (the “PIPE Investment”), for total expected gross proceeds of approximately $225 million, subject to the terms and conditions of the applicable subscription agreements.
The consummation of the Business Combination is subject to customary closing conditions, including approval by CEPT’s shareholders and other regulatory approvals. Upon closing, existing equityholders of CEPT and Securitize will hold equity interests in the Company. There can be no assurance that the Business Combination will be completed on the terms currently contemplated or at all.